Summary of Fair Values of Assets Acquired and Liabilities Assumed of MediMedia Pharma Solutions (Detail) - USD ($) $ in Thousands		Feb. 27, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 617,813	$ 616,088	$ 588,434
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Property, plant and equipment		$ 1,049
Goodwill	[1]	92,084
Accounts receivable		5,240
Unbilled revenue		4,324
Prepayments and other current assets		621
Accounts payable		(749)
Payments on account		(4,186)
Deferred tax liability		(2,171)
Other liabilities		(5,483)
Net assets acquired		116,002
Cash consideration		108,717
Other liabilities assumed	[2]	11,283
Gross cash outflows		120,000
Working capital adjustment		(3,998)
Net cash outflows		116,002
MediMedia Pharma Solutions | Customer Lists
Business Acquisition [Line Items]
Intangible asset		22,752
MediMedia Pharma Solutions | Order Backlog
Business Acquisition [Line Items]
Intangible asset		$ 2,521

[1]	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry. Goodwill related to the US portion of the business is tax deductible.
[2]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.